SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Allowance for credit losses at beginning of period	$ (9,720)	$ (12,664)	$ (2,052)
CECL Accounting Standard Adoption (Note 3)			(2,773)
(Increase) decrease to allowance for the period	(8,844)	410	(8,185)
(Recovery) write-off of credit losses	3,358	2,534	346
Allowance for credit losses at end of period	$ (15,206)	$ (9,720)	$ (12,664)